ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2014
ORGANIZATION AND PRINCIPAL ACTIVITIES [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Renren Inc. (the "Company"), incorporated in the Cayman Islands, and its consolidated subsidiaries, variable interest entities ("VIEs") and VIEs' subsidiaries (collectively referred to as the "Group") are primarily engaged in the operation of social networking internet platform ("SNS"), provision of online advertising services, internet value-added services ("IVAS"), including online talent show, VIP memberships and other IVAS, etc. and online gaming operations, through its platform, in the People's Republic of China (the "PRC").

As of December 31, 2014, Renren Inc.'s subsidiaries, VIEs and VIEs' subsidiaries are as follows:

	Later of date		Percentage of
	of incorporation	Place of	legal ownership
Name of Subsidiaries	or acquisition	incorporation	by Renren Inc.	Principal activities

Subsidiaries:
CIAC/ChinaInterActiveCorp ("CIAC")	August 5, 2005	Cayman Islands	100%	Investment holding
Renren-Jingwei Inc.	March 7, 2011	Cayman Islands	100%	Inactive
Link224 Inc.	May 31, 2011	Cayman Islands	100%	Investment holding
Renren Lianhe Holdings	September 2, 2011	Cayman Islands	100%	Investment holding
Wole Inc.	October 27, 2011	Cayman Islands	100%	Investment holding
JiehunChina Inc. ("JiehunChina")	June 14, 2011	Cayman Islands	85.43%	Investment holding
Renren Giant Way Limited ("Renren Giant Way")	May 17, 2012	Hong Kong	100%	Investment holding
Renren Finance Inc.	December 15, 2014	Cayman Islands	100%	Inactive
Funall Technology Inc.	January 5, 2011	Cayman Islands	100%	Investment holding
Xin Ditu Holdings	September 7, 2011	Cayman Islands	100%	Investment holding
Renren Study Inc.	April 5, 2012	Cayman Islands	100%	Investment holding
Jingwei Inc. Limited	July 16, 2012	Cayman Islands	100%	Inactive
Happy Link Corporation Limited	May 7, 2011	Hong Kong	85.43%	Investment holding
Renren Game HongKong Limited ("Game HK")	March 8, 2012	Hong Kong	100%	Investment holding
Jupiter Way Limited ("Jupiter Way").	July 16, 2012	Hong Kong	100%	Inactive
Renren Game Japan Inc.	August 22, 2011	Japan	100%	Online Games
Renren Game Korea Co., Ltd	September 30, 2011	Korea	100%	Online Games
Funall Technology Development (Taiwan) Co., Ltd.	September 6. 2010	Taiwan	100%	Online Games
Renren Game USA Inc.	March 8, 2012	USA	100%	Online Games
Appsurdity Inc.	September 7, 2012	USA	100%	Internet business
Qianxiang Shiji Technology Development (Beijing) Co., Ltd. ("Qianxiang Shiji")	March 21, 2005	PRC	100%	Investment holding
Beijing Wole Information Technology Co. Ltd. ("Beijing Wole")	October 27, 2011	PRC	100%	Investment holding
Renren Game Network Technology Development (Shanghai) Co., Ltd. ("Renren Network")	November 30, 2012	PRC	100%	Investment holding
Beijing Jiexi Shiji Technology Development Co., Ltd. ("Jiexi Shiji")	April 26, 2012	PRC	85.43%	Investment holding
Renren Huijin (Tianjin) Technology Co., Ltd. ("Huijin")	October 10, 2012	PRC	100%	Investment holding
Joy Interactive (Beijing) Technology Development Co., Ltd.	April 24, 2013	PRC	100%	Online Games
Beijing Jingwei Sinan Information Technology Co., Ltd	May 22, 2014	PRC	100%	Investment holding

Variable Interest Entities:
Beijing Qianxiang Tiancheng Technology Development Co., Ltd. ("Qianxiang Tiancheng")	October 28, 2002	PRC	N/A	IVAS business
Shanghai Renren Games Technology Development Co., Ltd. ("Renren Games").	November 15, 2012	PRC	N/A	Online Games
Jiexi Haohe (Beijing) Technology Development Co.,Ltd. ("Jiexi Haohe")	February 5, 2013	PRC	N/A	IVAS business
Beijing Jingwei Zhihui Information Technology Co., Ltd	March 19, 2014	PRC	N/A	Internet Business
Guangzhou Xiuxuan Brokers Co., Ltd	September 22, 2014	PRC	N/A	IVAS business

Subsidiaries of Variable Interest Entities:
Beijing Qianxiang Wangjing Technology Development Co., Ltd. ("Qianxiang Wangjing")	November 11, 2008	PRC	N/A	Internet business
Shanghai Qianxiang Changda Internet Information Technology Development Co., Ltd. ("Shanghai Changda")	October 25, 2010	PRC	N/A	Internet business
Beijing Wole Shijie Information Technology Co., Ltd. ("Wole Shijie")	October 27, 2011	PRC	N/A	Technology development and service

Suzhou Sijifeng Internet Information Technology Development Co., Ltd.	March 22, 2012	PRC	N/A	Online Games
Beijing Qilin Wings Technology Development Co., Ltd..	January 16, 2013	PRC	N/A	Internet business
Tianjin Joy Interactive Technology Development Co., Ltd..	March 29, 2013	PRC	N/A	Online Games
Beijing Wanmen Education Technology Co., Ltd	May 19, 2014	PRC	N/A	Internet Business
Beijing Zhenzhong Interactive Information Technology Co., Ltd	December 23, 2014	PRC	N/A	Internet Business

The VIE arrangements

PRC regulations currently limit direct foreign ownership of business entities providing value-added telecommunications services, online advertising services, online game and internet services in the PRC where certain licenses are required for the provision of such services. To comply with these PRC regulations, the Company currently conducts substantially all of its businesses through two VIEs and their respective subsidiaries including Qianxiang Tiancheng and Renren Games. Qianxiang Tiancheng is mainly engaged in the provision of online advertising and IVAS. Renren Games is primarily engaged in the provision of online gaming.

Qianxiang Shiji, a wholly owned subsidiary of CIAC ("WFOE"), Renren Network, a wholly owned subsidiary of Game HK ("WFOE"), entered into a series of contractual arrangements with the VIEs that enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs. Accordingly, the Company is considered the primary beneficiary of the VIEs and has consolidated the VIEs' financial results of operations, assets and liabilities in the Company's consolidated financial statements. In making the conclusion that the Company is the primary beneficiary of the VIEs, the Company believes the Company's rights under the terms of the exclusive option agreement and power of attorney are substantive given the substantive participating rights held by Softbank as it relates to operating matters, which provide it with a substantive kick out right.

More specifically, the Company believes the terms of the contractual agreements are valid, binding and enforceable under PRC laws and regulations currently in effect. In particular the Company also believes that the minimum amount of consideration permitted by the applicable PRC law to exercise the exclusive option does not represent a financial barrier or disincentive for the Company to currently exercise its rights under the exclusive option agreement. A simple majority vote of the Company's board of directors is required to pass a resolution to exercise the Company's rights under the exclusive option agreement, for which Mr. Joe Chen's consent is not required. The Company's rights under the exclusive option agreement give the Company the power to control the shareholders of the VIEs and thus the power to direct the activities that most significantly impact VIEs' economic performance. In addition, the Company's rights under the powers of attorney also reinforce the Company's abilities to direct the activities that most significantly impact the VIEs' economic performance. The Company also believes that this ability to exercise control ensures that the VIEs will continue to execute and renew service agreements and pay service fees to the Company. By charging service fees in whatever amounts the Company deems fit, and by ensuring that service agreements are executed and renewed indefinitely, the Company has the rights to receive substantially all of the economic benefits from the VIEs.

The VIEs hold the requisite licenses and permits necessary to conduct the Company's business.

The contractual agreements below provide the Company with the power to direct the activities that most significantly affect the economic performance of the VIEs and enable the Company to receive substantially all of economic benefits and absorb the losses of the VIEs.

(1)	Power of Attorney: WFOEs hold irrevocable power of attorney executed by the legal owners of the VIEs to exercise their voting rights on, including but not limited to dividend declaration, all matters at meetings of the legal owners of the VIEs and through such power of attorney has the right to control the operations of the VIEs. The power of attorney for Qianxiang Tiancheng will remain in force for ten years until December 22, 2020, and will be automatically renewed upon the extension of the terms of the relevant business operations agreements until the earlier of the following events: (i) nominee loses his/her position in WFOEs or WFOEs issue a written notice to dismiss or replace nominee; and (ii) the business operations agreements among WFOEs, VIEs and VIEs' shareholders terminate or expire. The power of attorney for Renren Games became effective on November 30, 2012 and will remain effective as long as Renren Games exist. Neither of the shareholders of Renren Games has the right to terminate or revoke the power of attorney without the prior written consent of Renren Network.

(2)	Business Operations Agreement: The business operations agreements specifically and explicitly grant WFOEs the principal operating decision making rights, such as appointment of the directors and executive management, of the VIEs.

The terms of the business operations agreements are ten years and will be extended automatically for another ten years unless WFOEs provide a 30-day advance written notice to VIEs and to each of VIEs' shareholders requesting not to extend the term three months prior to the expiration dates of December 22, 2020 and November 29, 2022, respectively. Neither VIEs nor any of VIEs' shareholders may terminate the agreements during the terms or the extensions of the terms.

(3)	Exclusive Equity Option Agreement: Under the exclusive equity option agreement, the WFOEs have the exclusive right to purchase the equity interests of the VIEs from the registered legal equity owners as far as PRC regulations permit a transfer of legal ownership to foreign ownership. The WFOEs can exercise the purchase right at any portion and any time in the 10-year agreement period.

Without the WFOEs' consent, VIEs' shareholders shall not transfer, donate, pledge, or otherwise dispose their equity shareholdings in VIEs in any way. The equity option agreement will remain in full force and effect until the earlier of: (i) the date on which all of the equity interests in VIEs have been acquired by the respective WFOE or its designated representative(s); or (ii) the receipt of the 30-day advance written termination notice issued by the respective WFOE to the shareholders of VIEs. The term of these agreements will be automatically renewed upon the extension of the term of the relevant exclusive equity option agreement.

(4)	Spousal Consent Agreement: The spouse of each of the shareholders of Qianxiang Tiancheng acknowledged that certain equity interests of Qianxiang Tiancheng held by and registered in the name of his/her spouse will be disposed of pursuant to the equity option agreements. These spouses understand that such equity interests are held by their respective spouse on behalf of Qianxiang Shiji, and they will not take any action to interfere with the disposition of such equity interests, including, without limitation, claiming that such equity interests constitute communal property of marriage.

The spouse of each of the shareholders of Renren Games has acknowledged that certain equity interests of Renren Games, held by and registered in the name of his/her spouse will be disposed of pursuant to the loan agreement, equity option agreement and equity interest pledge agreement of which they are respectively a party, and they will not take any action to interfere with such arrangement, including claiming that such equity interests constitute property or communal property between his/her spouse and himself/herself.

(5)	Exclusive Technical and Consulting Services Agreement: The WFOEs and registered shareholders irrevocably agree that the WFOEs shall be the exclusive technology service provider to the VIEs in return for a service fee which is determined at the sole discretion of the WFOEs.

The term of each of agreement is ten years and will be extended automatically for another ten years unless terminated by the WFOEs. The WFOEs can terminate the agreement at any time by providing a 30-day prior written notice. VIEs are not permitted to terminate the agreements prior to the expiration of the terms by December 22, 2020 and November 29, 2022, unless the WFOEs fail to comply with any of its obligations under this agreement and such breach makes the WFOEs unable to continue to perform this agreement.

(6)	Intellectual Property License Agreement: The WFOEs and registered shareholders agree that the WFOEs shall have the exclusive right to license its intellectual property rights to VIEs in return for a license fee. The license fee is determined at the discretion of the Company. The term of these agreements will be automatically renewed upon the extension of the term of the relevant intellectual property license agreement.

The term of the agreement will be extended for another five years with both parties' consents. The WFOEs may terminate the agreement at any time by providing a 30-day prior written notice. Any party may terminate the agreement immediately with written notice to the other party if the other party materially breaches the relevant agreement and fails to cure its breach within 30 days from the date it receives the written notice specifying its breach from the non-breaching party. The parties will review the agreement every three months and determine if any amendment is needed.

(7)	Loan Agreements: Under loan agreements between WFOE and each of the shareholders of the respective VIEs, WFOE made interest-free loans to the shareholders of exclusively for the purpose of the initial capitalization and the subsequent financial needs of the VIEs. The loans can only be repaid with the proceeds derived from the sale of all of the equity interests in VIE to WFOE or its designated representatives pursuant to the equity option agreements. The term of each of these loans is ten years from the actual drawing down of such loans by the shareholders of VIE, and will be automatically extended for another ten years unless a written notice to the contrary is given by WFOE to the shareholders of VIE three months prior to the expiration of the loan agreements.

(8)	Equity Interest Pledge Agreement: Shareholders of the VIEs have pledged all of their equity interests in the VIEs with their respective WFOEs and the WFOEs are entitled to certain rights to sell the pledged equity interests through auction or other means if the VIEs or the shareholders default in their obligations under other above-stated agreements.

These agreements are substantially the same, and that the equity interest pledge has become effective and will expire on the earlier of: (i) the date on which the VIE and its shareholders have fully performed their obligations under the loan agreements, the exclusive technical service agreement, the intellectual property right license agreement and the equity option agreements; (ii) the enforcement of the pledge by WFOE pursuant to the terms and conditions under this agreement to fully satisfy its rights under such agreements; or (iii) the completion of the transfer of all equity interests of VIE by the shareholders of VIE to another individual or legal entity designated by WFOE pursuant to the equity option agreement and no equity interest of VIE is held by such shareholders.

Risks in relation to the VIE structure

The Company and the Company's legal counsel believe that Qianxiang Shiji's, and Renren Network's contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company's ability to enforce these contractual arrangements and if the shareholders of the VIE were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

•	Revoke the business and operating licenses of the WFOEs, the VIEs and their subsidiaries;
•	Discontinue or restrict the operations of any related-party transactions among the WFOEs, the VIEs and their subsidiaries;
•	Impose fines or other requirements on the WFOEs, the VIEs and their subsidiaries;
•	Require the Company or the WFOEs, the VIEs and their subsidiaries to revise the relevant ownership structure or restructure operations; and/or
•	Restrict or prohibit the Company's use of the proceeds of the additional public offering to finance the Company's business and operations in China.

The Company's ability to conduct its business including online advertising, online game, online talent show, other internet value added services and social commerce services (discontinued after the Company's deconsolidation of Nuomi in October 2013) may be negatively affected if the PRC government were to carry out any of the aforementioned actions. As a result, the Company may not be able to consolidate the VIEs and the VIEs' subsidiaries in its consolidated financial statements as it may lose the ability to exert effective control over the VIEs and the VIEs' subsidiaries and shareholders, and it may lose the ability to receive economic benefits from the VIEs and the VIEs' subsidiaries.

Certain shareholders of the VIEs are also shareholders of the Company. The interests of the shareholders of the VIEs may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so. The Company cannot assure that when conflicts of interest arise, shareholders of the VIEs will act in the best interests of the Company or that conflicts of interests will be resolved in the Company's favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest the shareholders of the VIEs may encounter in their capacity as beneficial owners and directors of the VIEs. The Company believes the shareholders of the VIEs will not act contrary to any of the contractual arrangements and the exclusive option agreements provide the Company with a mechanism to remove the current shareholders of the VIEs as beneficial shareholders of the VIEs should they act to the detriment of the Company. The Company relies on the current shareholders of VIEs whom also are directors and executive officers of the Company, to fulfill their fiduciary duties and abide by laws of Cayman Islands and act in the best interest of the Company or that conflicts will be resolved in our favor. If the Company cannot resolve any conflicts of interest or disputes between the Company and the shareholders of the VIEs, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

The Company's ability to control the VIEs also depends on the power of attorney that Qianxiang Shiji and Renren Network have to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

The following financial statement balances and amounts of the Company's VIEs were included in the accompanying consolidated financial statements after elimination of intercompany balances and transactions between the offshore companies, WFOEs, VIEs and VIEs' subsidiaries. As of  December 31, 2013 and 2014, the balance of the amount payable by the VIEs and their subsidiaries to the WFOEs related to the service fees were $nil and $2,264, respectively and was eliminated upon consolidation.

	As of December 31,
	2013	2014

Cash and cash equivalents	$25,710	$28,865
Term deposits	-	16,117
Accounts and notes receivable, net	17,526	18,025
Prepaid expenses and other current assets	13,958	16,614
Amounts due from related parties	68,661	520
Deferred tax assets-current	628	-
Total current assets	126,483	80,141
Property and equipment, net	17,535	6,840
Intangible assets, net	1,337	2
Goodwill	757	-
Long-term investments	2,648	3,218
Deferred tax assets-non-current	7,598	-
Other non-current assets	5,977	2,327
Total non-current assets	35,852	12,387
Total assets	$162,335	$92,528
Accounts payable	$9,002	$5,176
Accrued expenses and other payables	29,463	16,324
Amounts due to related parties	178	303
Deferred revenue and advance from customers	8,003	6,212
Income tax payable	2,066	3,165
Total current liabilities	48,712	31,180
Other long-term liabilities	156	-
Total liabilities	$48,868	$31,180

	Years ended December 31,
	2012	2013	2014

Net revenue	$152,730	$142,891	$78,419
Loss from continuing operations	$(25,819)	$(50,770)	$(61,683)
Loss from discontinued operations	$(42,153)	$(40,383)	$(30,809)

	Years ended December 31,
	2012	2013	2014

Net cash provided by operating activities	$21,101	$11,820	$24,502
Net cash used in investing activities	$(21,411)	$(7,457)	$(20,696)
Net cash provided by financing activities	$1,050	$8,133	-

The VIEs contributed an aggregate of 98.6%, 96.6% and 94.5% of the consolidated net revenues for the years ended December 31, 2012, 2013 and 2014, respectively. The VIEs hold domain names, trade mark and various licenses, including value-added telecommunications business operating license, ICP license, BBS Permits and Audio/Video Program Transmission License, etc., upon which the Company's business depends. A substantial majority of the Company's employees that provide the Company's services are hired by the VIEs, and the VIEs lease a substantial majority of the properties where the Company's services are delivered. As of the fiscal years ended December 31, 2013 and 2014, the VIEs accounted for an aggregate of 11.7% and 8.1%, respectively, of the consolidated total assets, and 42.3% and 66.7%, respectively, of the consolidated total liabilities. The assets not associated with the VIEs primarily consist of cash and cash equivalents and term deposits in offshore accounts, short-term investments and long-term investments

There are no consolidated VIEs' assets that are collateral for the VIEs' obligations and can only be used to settle the VIEs' obligations. There are no creditors (or beneficial interest holders) of the VIEs that have recourse to the general credit of the Company or any of its consolidated subsidiaries. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests, which require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs.

Relevant PRC laws and regulations restrict the VIEs from transferring a portion of its net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 24 for disclosure of restricted net assets.